FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Balance at January 1	$ 13,870	$ 9,036
Allowance for doubtful debts expenses (income)	(3,167)	4,958
Write-off	(542)	(93)
Exchange rate difference	(23)	(31)
Balance at December 31	$ 10,138	$ 13,870